RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party transactions

	2013	2014	2015
	RMB	RMB	RMB
Commissions from Homeinns (a)	38,709,984	38,139,325	34,556,539
Commissions from Hanting (a)	17,127,847	19,234,632	17,740,390
Commissions from eLong (a)	—	—	7,191,870
Commissions from Tujia (a)	—	—	5,967,489
Commissions from Baidu	—	—	4,717,422
Entrusted loan and interest to a technology company focusing on hotel customer reviews (b)	13,374,109	694,577	—
Shareholders’ loan and interest to Skyseas (c)	—	505,955,950	15,826,363
Commissions to eLong (d)		—	9,532,316
Commissions to LY.com (d)	—	76,093,733	75,297,659
Online marketing service from Baidu (e)	—	—	89,244,042
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”) (f)	32,738,333	27,197,283	11,351,388

(a)

Homeinns, Hanting, eLong and Tujia have entered into agreements with the Company, respectively, to provide hotel rooms for our customers. The transactions above represent the commissions earned from these related parties.

(b)

In September 2013, the Company entered into agreements with a technology company focusing on hotel customer reviews to provide entrusted loan of RMB13 million. The entrusted loan has a one-year maturity period.

The balance of entrusted loan together with the interest to the technology company focusing on hotel customer reviews for the year ended December 31, 2013 and December 31, 2014 are presented as above.

(c)

The Company entered into agreements to provide hotel rooms to eLong and LY.com. Commissions to LY.com presented above starting from April 1, 2014 to December 31, 2015. Commissions to eLong starting from June 1, 2015 to December 31, 2015 are presented as above.

(d)

The Company and its online marketing service supplier, Baidu, which is also the major shareholder of the Company, have entered into marketing service agreements. Marketing service expense starting from November, 2015 to December 31, 2015 is presented as above.

(e)	The Company’s tour package supplier, Ananda is an affiliate of Wing On Travel. Tour package purchase from Ananda for the years ended December 31, 2013, 2014 and 2015 is presented as above.

Schedule of significant balances with related parties

	2014	2015
	RMB	RMB
Due from related parties, current:
Due from Baidu (a)		788,860,421
Due from Skyseas	—	56,727,885
Due from LY.com		33,051,263
Due from eLong		34,515,489
Due from Hanting	6,402,931	8,825,089
Due from Homeinns	4,166,006	6,856,120
Due from Tujia	—	2,955,191
Due from others	—	30,000,000

	10,568,937	961,791,458

Due from related parties, non-current:
Due from Skyseas	505,955,950	543,911,586
Due from Hanting	4,083,334	—

	510,039,284	543,911,586

Due to related parties, current:
Due to Baidu(b)	—	1,891,209,753
Due to eLong	—	165,436,171
Due to LY.com	10,250,334	2,709,193
Due to Ananda	5,798,769	2,523,692
Due to Hanting	1,000,000	1,087,144

	17,049,103	2,062,965,953

(a)

On October 27, 2015, the Company granted a loan amounting to RMB650 million (US$100 million) to Baidu Holdings. The loan bore an interest at 1.00% with a repayment term of 12 months. The company received the repayment in March, 2016.

(b)

On February 27, 2014, Qunar entered into a US$300,000,000 revolving credit facility agreement with Baidu. The three-year credit facility bears no commitment fee. Any drawdown bears interest at a rate of 90% of the benchmark lending rate published by the People’s Bank of China and shall be repaid within three years from the drawdown date. Qunar is allowed to repay its outstanding debt obligation at maturity either by cash or by issuance of Class B shares. The applicable share conversion price will be determined by the prevailing share price at the maturity date. On March 12 and May 4, 2015, Qunar drew down RMB507 million (US$78 million) and RMB627 million (US$97 million) respectively, pursuant to the revolving credit facility agreement. In March 2016, the company repaid these loans and the facility agreement was terminated.